PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Personnel Expenses Tables Abstract
Personnel expenses
IN MILLIONS OF USD	2018	2017	2016
Salaries and wages	(329.6)	(298.4)	(270.3)
Social security expenses	(46.1)	(43.0)	(38.5)
Retirement benefits	(0.7)	(0.8)	(0.6)
Other personnel expenses	(34.7)	(29.1)	(28.0)
Total	(411.1)	(371.3)	(337.4)

Full time equivalents (FTE - unaudited)	9,372	8,894	8,485